1919 Financial Services Fund
1919 Financial Services Fund
Investment Objective
The 1919 Financial Services Fund (the “Financial Services Fund” or the “Fund”) seeks long-term capital appreciation by investing primarily in common stocks.
Fees and Expenses of the Financial Services Fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the Financial Services Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the 1919 Investment Counsel, LLC (“1919” or the “Adviser”) family of funds. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 41 under the heading “Sales Charges” and in the Financial Services Fund’s statement of additional information (“SAI”) on page 92 under the heading “Sales Charge Waivers and Reductions.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - 1919 Financial Services Fund	Class A		Class C	Class FI	Class R	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	1.00%	[1]	1.00%	none	none	none
[1]	Although there is no front-end sales charge on purchases of $1 million or more, there is a maximum deferred sales charge of 1.00% if you redeem within 18 months of such a purchase. This charge is waived for certain investors.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 1919 Financial Services Fund		Class A	Class C	Class FI	Class R	Class I
Management fees		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	none
Other expenses		0.40%	0.42%	0.36%	0.36%	0.40%
Total Annual Fund Operating Expenses		1.45%	2.22%	1.41%	1.66%	1.20%
Fees waived/expenses reimbursed	[1]		(0.09%)			(0.15%)
Total Annual Fund Operating Expenses after waiving fees/reimbursing expenses			2.13%			1.05%
[1]	1919 has agreed to waive fees and reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 2.13% for Class C shares and 1.05% for Class I shares (the "expense caps"). This arrangement cannot be terminated or amended prior to December 31, 2017. After that date, the arrangement may be terminated or amended at any time by the Trust Board of Trustees upon 60 days' notice to1919 or by1919 with the consent of the Trust Board of Trustees. 1919 is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which 1919 earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limit described above.

Example
This example is intended to help you compare the cost of investing in the Financial Services Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Financial Services Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Financial Services Fund’s operating expenses remain the same and you reinvest all distributions and dividends without a sales charge.

 Although your actual costs may be higher or lower, based on these assumptions your costs would be:

With redemption at end of period
Expense Example - 1919 Financial Services Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	714	1,007	1,322	2,210
Class C	319	689	1,185	2,550
Class FI	145	449	776	1,702
Class R	170	526	907	1,976
Class I	112	371	650	1,446

Without redemption at end of period
Expense Example No Redemption - 1919 Financial Services Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	714	1,007	1,322	2,210
Class C	219	689	1,185	2,550
Class FI	145	449	776	1,702
Class R	170	526	907	1,976
Class I	112	371	650	1,446

Portfolio turnover
The Financial Services Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Financial Services Fund’s performance. During the fiscal year ended December 31, 2015 the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Financial Services Fund invests at least 80% of its net assets in equity securities of issuers in the financial services industry that the Adviser believes are undervalued and thus may offer above-average potential for capital appreciation. Issuers in the financial services industry include companies that derive more than 50% of their revenues from providing products and services to the financial services industry, including software, hardware, publishing, news services, credit research and ratings services, Internet services and business services. The Fund may invest in securities of companies of any market capitalization.

The Adviser analyzes an issuer’s financial statements to determine earnings per share potential and reviews, as appropriate, the economy where the issuer does business, the products offered, the issuer’s potential to benefit from industry changes and the strength and goals of management.

The Financial Services Fund may invest its assets in securities of foreign financial services companies. The Fund may invest in fixed income securities, including high yield securities or “junk bonds”. The Fund may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange traded funds.

The Financial Services Fund may engage in a variety of transactions using derivatives, such as futures and options on securities, securities indexes or currencies; options on these futures; interest rate or currency swaps; and forward foreign currency transactions for any of the following purposes: to settle transactions in securities quoted in foreign currencies; as a hedging technique in an attempt to manage risk in the Fund’s portfolio; as a substitute for buying or selling securities, as a cash flow management technique, and to manage its exposure to foreign securities.

The Financial Services Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions, including by investing without limit in any type of money market instruments, short-term fixed income securities or cash without regard to any percentage limitations. Although the Adviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

The Financial Services Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. The Financial Services Fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI.

Principal Risks
Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objective. The value of your investment in the Financial Services Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Financial Services Fund or your investment may not perform as well as other similar investments. An investment in the Financial Services Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Financial Services Fund.

Cash management and defensive investing risk.   The value of the investments held by the Fund for cash management or defensive investing purposes can fluctuate. Like other securities, they are subject to risk, including market, interest rate and credit risk.

Currency risk.   The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls and speculation.

Credit risk.  If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by the Fund fails to pay, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of your investment in the Fund could decline. If the Fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the Fund will be subject to the credit risk presented by the counterparty. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or to enforce its rights. Credit risk is broadly gauged by the credit ratings of the securities in which the Fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics.

Derivatives Risk. The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards and may include futures contracts, options (both written and purchased), swaps and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Exchange traded fund (“ETF”) risk. Investing in an ETF will give the Fund exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at net asset value, and therefore, may trade at either a premium or discount to net asset value. The will indirectly bear its proportionate share of the management fees and other expenses that are charged by the ETF in addition to the management fees and other expenses paid by the Financial Services Fund. The Financial Services Fund will also pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Extension risk. When interest rates rise, repayments of fixed income securities may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline. This may cause the Fund’s share prices to be more volatile.

Financial services companies risk.  The Financial Services Fund is subject to the risk of concentrating investments in financial services companies, which makes it more susceptible to factors adversely affecting issuers within that industry than would a fund investing in a more diversified portfolio of securities. Economic downturns, credit losses and severe price competition can negatively affect this industry. The profitability of financial services companies is dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Financial services companies are also subject to extensive government regulation. The impact of recent legislation on any individual company or on the industry as a whole cannot be predicted.

Fixed income securities risk.  Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Financial Services Fund’s investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline. These risks are heightened with respect to high yield securities.

Foreign investments risk. The Financial Services Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Financial Services Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Financial Services Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The Financial Services Fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk.  Some assets held by the Financial Services Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the Financial Services Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Financial Services Fund may be forced to sell at a loss.

Model risk. The Adviser’s investment models may not adequately take into account certain factors and may result in the Fund having a lower return than if the Financial Services Fund were managed using another model or investment strategy.

Non-diversification risk. To the extent the Financial Services Fund invests its assets in a smaller number of issuers, the Financial Services Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Prepayment or call risk. Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the Financial Services Fund holds a fixed income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the Fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment.

Portfolio selection risk. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the Financial Services Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Financial Services Fund fall, the value of your investment in the Financial Services Fund will decline. The U.S. credit markets have been experiencing extreme volatility and disruption for more than five years. Instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. These developments may increase the volatility of the value of securities owned by the Fund. These developments may also make it more difficult for the Financial Services Fund to accurately value its securities or to sell its securities on a timely basis. These developments may also adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Financial Services Fund to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers. Such developments could, in turn, reduce the value of securities owned by the Financial Services Fund and adversely affect the net asset value (“NAV”) of its shares.

Valuation risk.  The sales price the Financial Services Fund could receive for any particular portfolio investment may differ from the Financial Services Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Financial Services Fund shares on days when the Financial Services Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Financial Services Fund had not fair-valued the security or had used a different valuation methodology.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Financial Services Fund. The bar chart shows changes in the Financial Services Fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the Financial Services Fund and also compares the Financial Services Fund’s performance with the average annual total returns of an index or other benchmark. The S&P Financials Index is a subset of, and one of ten sectors in, the S&P 500 Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Financial Services Fund makes updated performance information available at www.1919funds.com or by calling the Financial Services Fund at   1-844-828-1919 .

The performance of shares of the Financial Services Fund for the period March 16, 2007 through November 6, 2014 reflects the performance of the Legg Mason Investment Counsel Financial Services Fund (the “Predecessor Fund”). The Financial Services Fund acquired the assets and assumed the liabilities of the Predecessor Fund that had used substantially similar investment strategies and had the same portfolio management team. At completion of the reorganization on November 7, 2014, Class A, Class C, and Class I of the Financial Services Fund assumed the performance, financial and other historical information of the Predecessor Fund’s corresponding class of shares.

The performance information for the period prior to March 16, 2007 is that of the Legg Mason Financial Services Fund (the “LM Fund”). The Predecessor Fund acquired the assets and liabilities of the LM Fund in a reorganization on March 16, 2007. The LM Fund offered classes of shares similar to the Fund’s Class A and Class C shares, known as the Financial Intermediary Class and Primary Class, respectively. The LM Fund’s performance and financial history were adopted by the Predecessor Fund and, for periods prior to March 16, 2007, are included in the Financial Services Fund’s performance and financial history. Class A shares are carrying forward the performance of the LM Fund’s Financial Intermediary Class shares and Class C shares are carrying forward the performance of the LM Fund’s Primary Class shares. The total returns for Class C shares in the bar chart below for the periods prior to March 16, 2007 are those of the LM Fund’s Primary Class, which have not been restated to reflect any difference in expenses and do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown.

Past performance (before and after taxes) is not necessarily an indication of how the Financial Services Fund will perform in the future. Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Calendar Year Total Return as of December 31,

Highest and Lowest Return Quarters during the period of time shown in the bar chart
Highest Return Quarter	03/31/2012	13.74%
Lowest Return Quarter	09/30/2011	(15.14)%

Average Annual Total Returns (for periods ended December 31, 2015 )
Average Annual Returns - 1919 Financial Services Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Since Inception	[1]	Average Annual Returns, Inception Date	[1]
Class C	Class C Return before taxes	4.79%		12.15%		5.05%
Class A	Class A Return before taxes	0.41%		11.61%		5.16%
Class I	Class I Return before taxes	6.93%	[1]	13.34%	[1]		[1]	8.48%		Mar. 25, 2008
After Taxes on Distributions | Class C	Class C Return after taxes on distributions	3.10%		11.67%		4.51%
After Taxes on Distributions and Sales | Class C	Class C Return after taxes on distributions and sale of fund shares	4.12%		9.72%		4.05%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%		12.57%		7.31%
S&P Financials Index (reflects no deduction for fees, expenses or taxes)	S&P Financials Index (reflects no deduction for fees, expenses or taxes)	(1.53%)		10.45%		(0.65%)
[1]	For Class I shares, for the period from the class' commencement of operations to December 31, 2015, the average total return of the S&P 500 Index and the S&P Financials Index was 7.78% and 2.65%, respectively.

The performance for the Fund’s Class A and Class C shares in the table for the periods prior to March 16, 2007 has been restated to reflect differences in sales charges but has not been restated to reflect differences in expenses.

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.